Management of Financial Risk (Capital Management) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management of Financial Risk [abstract]
Equity	$ 725,770	$ 635,426	$ 602,804
Credit facilities	158,616	146,535	$ 69,302
Lease obligations	19,497	23,879
Less: Cash, cash equivalents and short-term investments	(131,898)	(83,404)
Capital amount	$ 771,985	$ 722,436